THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 36.6%
	Face Amount	Value
COMMUNICATION SERVICES — 3.2%
AT&T
3.500%, 06/01/41	$240,000	$188,840
3.550%, 09/15/55	285,000	197,553
6.000%, 11/15/34	20,000	20,379
Charter Communications Operating
6.100%, 06/01/29	225,000	230,005
6.150%, 11/10/26	320,000	326,119
Meta Platforms
4.450%, 08/15/52	185,000	162,308
Paramount Global
5.900%, 10/15/40	175,000	147,639
6.250%, US0003M + 3.899%, 02/28/57 (A)	225,000	196,514
6.375%, H15T5Y + 3.999%, 03/30/62 (A)	470,000	431,519
Rakuten Group
9.750%, 04/15/29 (B)	445,000	472,812
Rogers Communications
5.300%, 02/15/34	220,000	220,501
Time Warner Cable
5.875%, 11/15/40	375,000	336,395
T-Mobile USA
4.500%, 04/15/50	190,000	162,568
5.150%, 04/15/34	165,000	166,210
Verizon Communications
4.016%, 12/03/29	176,000	170,099
Warnermedia Holdings
5.141%, 03/15/52	285,000	212,023
		3,641,484

CONSUMER DISCRETIONARY — 0.8%
Ford Motor Credit
6.050%, 03/05/31	320,000	324,627
General Motors Financial
5.950%, 04/04/34	265,000	270,089
Hyundai Capital America
5.400%, 01/08/31 (B)	105,000	106,610
Resorts World Las Vegas
4.625%, 04/06/31 (B)	270,000	236,526
		937,852

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — 1.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4.900%, 02/01/46	$160,000	$151,474
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	125,000	129,993
BAT Capital
4.390%, 08/15/37	280,000	245,987
5.834%, 02/20/31	315,000	326,779
JBS USA LUX
6.500%, 12/01/52	215,000	217,058
Philip Morris International
5.125%, 02/15/30	340,000	345,611
Reynolds American
7.250%, 06/15/37	100,000	111,857
8.125%, 05/01/40	45,000	52,215
		1,580,974

ENERGY — 4.1%
Cheniere Corpus Christi Holdings
3.700%, 11/15/29	348,000	329,231
Continental Resources
2.268%, 11/15/26 (B)	405,000	381,471
Devon Energy
7.875%, 09/30/31	145,000	167,453
Diamondback Energy
6.250%, 03/15/33	360,000	384,489
Energy Transfer
5.250%, 04/15/29	540,000	548,040
5.950%, 05/15/54	165,000	162,935
6.400%, 12/01/30	405,000	433,809
Galaxy Pipeline Assets Bidco
1.750%, 09/30/27 (B)	418,094	394,741
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/42 (B)	230,000	229,768
Hess
5.800%, 04/01/47	215,000	223,200
6.000%, 01/15/40	365,000	385,555
HF Sinclair
5.000%, 02/01/28 (B)	275,000	270,839
Sabine Pass Liquefaction
5.000%, 03/15/27	320,000	320,956

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Tennessee Gas Pipeline
2.900%, 03/01/30 (B)	$185,000	$165,866
8.375%, 06/15/32	135,000	157,965
		4,556,318

FINANCIALS — 15.1%
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/35 (A)	285,000	286,301
Aon North America
5.450%, 03/01/34	385,000	392,930
Athene Holding
4.125%, 01/12/28	555,000	541,906
Avolon Holdings Funding
5.750%, 11/15/29 (B)	315,000	320,768
5.750%, 03/01/29 (B)	275,000	279,933
Banco Santander
1.722%, H15T1Y + 0.900%, 09/14/27 (A)	200,000	185,805
Bank of America
3.366%, TSFR3M + 1.072%, 01/23/26 (A)	320,000	316,775
4.571%, SOFRRATE + 1.830%, 04/27/33 (A)	520,000	502,119
5.288%, SOFRRATE + 1.910%, 04/25/34 (A)	155,000	156,448
5.468%, SOFRRATE + 1.650%, 01/23/35 (A)	320,000	327,211
Bank of America MTN
3.093%, TSFR3M + 1.352%, 10/01/25 (A)	380,000	378,401
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%, 09/04/72 (A) (C)	540,000	530,227
Barclays
4.375%, 01/12/26	570,000	564,705
BNP Paribas
5.497%, SOFRRATE + 1.590%, 05/20/30 (A) (B)	270,000	273,794
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/27 (A) (B)	370,000	373,186
Cantor Fitzgerald
4.500%, 04/14/27 (B)	220,000	215,546
CI Financial
3.200%, 12/17/30	540,000	435,409
Citigroup
2.561%, SOFRRATE + 1.167%, 05/01/32 (A)	365,000	311,411
5.174%, SOFRRATE + 1.364%, 02/13/30 (A)	555,000	561,105
5.610%, SOFRRATE + 1.546%, 09/29/26 (A)	280,000	281,192
8.125%, 07/15/39	165,000	211,650
Constellation Insurance
6.800%, 01/24/30 (B)	380,000	376,683

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/33 (A) (B)	$375,000	$342,333
Credit Suisse Group
7.500%, USSW5 + 4.598%, 06/11/73 (B) (C)	725,000	79,750
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/26 (A) (B)	260,000	261,064
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/29 (A)	135,000	142,808
F&G Global Funding
1.750%, 06/30/26 (B)	295,000	275,278
Farmers Exchange Capital III
5.454%, US0003M + 3.454%, 10/15/54 (A) (B)	335,000	281,935
Goldman Sachs Capital I
6.345%, 02/15/34	445,000	469,261
Goldman Sachs Group
2.383%, SOFRRATE + 1.248%, 07/21/32 (A)	395,000	332,147
3.272%, TSFR3M + 1.463%, 09/29/25 (A)	275,000	273,898
HSBC Holdings
5.733%, SOFRRATE + 1.520%, 05/17/32 (A)	370,000	379,071
Jackson Financial
3.125%, 11/23/31	390,000	335,069
JPMorgan Chase
1.045%, SOFRRATE + 0.800%, 11/19/26 (A)	290,000	275,023
5.294%, SOFRRATE + 1.460%, 07/22/35 (A)	170,000	172,386
5.766%, SOFRRATE + 1.490%, 04/22/35 (A)	340,000	356,343
Mercury General
4.400%, 03/15/27	314,000	306,429
Mitsubishi UFJ Financial Group
5.063%, H15T1Y + 1.550%, 09/12/25 (A)	370,000	369,711
5.719%, H15T1Y + 1.080%, 02/20/26 (A)	425,000	425,872
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/27 (A)	315,000	296,736
5.466%, SOFRRATE + 1.730%, 01/18/35 (A)	210,000	213,710
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34 (A)	350,000	351,627
5.831%, SOFRRATE + 1.580%, 04/19/35 (A)	260,000	271,647
Nasdaq
5.550%, 02/15/34	270,000	277,278
NatWest Group
1.642%, H15T1Y + 0.900%, 06/14/27 (A)	275,000	257,983
7.472%, H15T1Y + 2.850%, 11/10/26 (A)	315,000	323,280
Principal Life Global Funding II
2.250%, 11/21/24 (B)	330,000	326,741

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Societe Generale MTN
2.625%, 01/22/25 (B)	$520,000	$512,037
7.367%, 01/10/53 (B)	160,000	162,083
UBS Group
3.750%, 03/26/25	160,000	158,243
5.699%, H15T1Y + 1.770%, 02/08/35 (A) (B)	170,000	173,953
UBS MTN
3.700%, 02/21/25	280,000	277,327
Wells Fargo
6.063%, TSFR3M + 0.762%, 01/15/27 (A)	275,000	271,140
Wells Fargo MTN
3.196%, TSFR3M + 1.432%, 06/17/27 (A)	165,000	159,682
		16,935,350

HEALTH CARE — 1.9%
Amgen
5.650%, 03/02/53	125,000	125,952
6.375%, 06/01/37	245,000	269,474
CVS Health
1.875%, 02/28/31	375,000	308,061
5.050%, 03/25/48	270,000	238,118
6.050%, 06/01/54	215,000	216,207
HCA
3.500%, 09/01/30	240,000	221,418
6.000%, 04/01/54	290,000	292,192
Royalty Pharma
1.200%, 09/02/25	230,000	220,162
UnitedHealth Group
5.375%, 04/15/54	220,000	218,310
		2,109,894

INDUSTRIALS — 2.3%
AerCap Ireland Capital DAC
3.000%, 10/29/28	335,000	309,980
Air Lease MTN
3.000%, 02/01/30	300,000	271,956
BAE Systems
5.250%, 03/26/31 (B)	220,000	223,101
Boeing
2.196%, 02/04/26	340,000	323,580
6.298%, 05/01/29 (B)	245,000	253,425
Northrop Grumman
4.900%, 06/01/34	185,000	184,449

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Regal Rexnord
6.050%, 02/15/26	$365,000	$367,836
United Airlines
4.375%, 04/15/26 (B)	615,000	599,617
		2,533,944

INFORMATION TECHNOLOGY — 1.7%
Broadcom
3.419%, 04/15/33 (B)	214,000	188,933
4.926%, 05/15/37 (B)	212,000	204,580
Kyndryl Holdings
2.050%, 10/15/26	230,000	214,839
Oracle
3.600%, 04/01/40	225,000	178,052
3.800%, 11/15/37	400,000	339,122
6.900%, 11/09/52	120,000	137,682
Sprint Capital
8.750%, 03/15/32	225,000	273,582
Vontier
1.800%, 04/01/26	330,000	311,459
		1,848,249

MATERIALS — 1.5%
Anglo American Capital
5.750%, 04/05/34 (B)	325,000	331,375
ArcelorMittal
6.000%, 06/17/34	325,000	332,971
Celanese US Holdings
6.050%, 03/15/25	130,000	130,083
6.550%, 11/15/30	315,000	335,293
First Quantum Minerals
8.625%, 06/01/31 (B)	560,000	557,193
		1,686,915

REAL ESTATE — 0.8%
Sabra Health Care
3.900%, 10/15/29	300,000	277,527
Scentre Group Trust 2
4.750%, H15T5Y + 4.379%, 09/24/80 (A) (B)	560,000	544,485
		822,012

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — 3.7%
American Electric Power
5.699%, 08/15/25	$215,000	$215,797
Brooklyn Union Gas
6.415%, 07/18/54 (B)	255,000	261,175
Chile Electricity Lux MPC Sarl
6.010%, 01/20/33 (B)	250,900	256,169
Duke Energy Ohio
5.250%, 04/01/33	275,000	280,742
Electricite de France
6.000%, 04/22/64 (B)	295,000	286,271
Louisville Gas and Electric
5.450%, 04/15/33	325,000	334,861
NextEra Energy Capital Holdings
5.250%, 03/15/34	220,000	221,828
6.051%, 03/01/25	260,000	261,072
NiSource
5.350%, 04/01/34	280,000	282,072
Pacific Gas and Electric
2.100%, 08/01/27	355,000	325,693
5.800%, 05/15/34	335,000	341,568
6.100%, 01/15/29	315,000	327,516
Virginia Electric and Power
5.000%, 04/01/33	332,000	331,228
5.000%, 01/15/34	220,000	219,413
Virginia Power Fuel Securitization
5.088%, 05/01/27	205,000	205,401
		4,150,806

TOTAL CORPORATE OBLIGATIONS
(Cost $42,511,350)		40,803,798

MORTGAGE-BACKED SECURITIES — 34.7%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 31.4%
FHLMC
2.000%, 01/01/37 to 05/01/52	2,093,482	1,738,911
2.500%, 11/01/50 to 01/01/52	1,770,362	1,516,116
3.000%, 12/01/47	62,158	55,680
3.500%, 11/01/48	276,327	255,922
4.000%, 09/01/48	55,166	52,921
4.500%, 07/01/52	609,827	601,365
5.000%, 01/01/53	991,839	977,292

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
5.500%, 11/01/52 to 07/01/53	$1,835,582	$1,843,561
6.000%, 01/01/53 to 04/01/54	1,366,774	1,398,474

FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	28,802	26,066

FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	138,995	145,831

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	12,193	12,273

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	31,467	29,005

FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	126,015	113,744

FNMA
1.850%, 09/01/35	252,590	218,616
2.000%, 05/01/36 to 12/01/51	7,556,852	6,251,930
2.500%, 06/01/37 to 04/01/52	4,249,338	3,688,387
3.000%, 12/01/31 to 12/01/51	3,778,452	3,414,288
3.040%, 01/01/28	160,890	154,486
3.500%, 07/01/43 to 04/01/52	2,225,461	2,061,500
4.000%, 03/01/48 to 05/01/52	839,916	804,321
4.500%, 06/01/52 to 09/01/52	846,425	832,701
5.000%, 02/01/31 to 05/01/54	1,217,242	1,209,812
5.500%, 12/01/39 to 05/01/54	2,034,655	2,038,947
6.000%, 02/01/54 to 05/01/54	1,526,338	1,549,970

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	1,142	1,154

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	2,804	2,840

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	13,725	14,530

FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	331,188	301,383

GNMA
2.000%, 02/20/51	1,064,365	882,529
2.500%, 04/20/51 to 11/20/51	1,255,992	1,075,030
3.000%, 04/20/50	244,124	218,699
4.000%, 04/20/49 to 04/20/52	1,294,392	1,231,794

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
4.496%, 01/20/67 (A)	$37,202	$36,403
5.000%, 07/20/53	282,558	279,640

GNMA, Ser 2010-H14, Cl BI, IO
1.467%, 07/20/60 (A) (D)	1,554	154

GNMA, Ser 2017-H16, Cl PT
4.861%, 05/20/66 (A)	91	90

		35,036,365

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 3.3%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (B)	331,081	325,981

Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/54 (A) (B)	360,000	293,980

BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	75,000	66,043

Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55	185,000	166,824

Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.444%, 05/15/55 (A)	205,000	186,712

COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	85,000	79,810

CSMC LLC, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	125,000	111,073

CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A) (B)	371,301	325,310

GPMT, Ser 2021-FL3, Cl A
6.699%, TSFR1M + 1.364%, 07/16/35 (A) (B)	234,101	231,256

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	330,000	299,254

Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A) (B)	282,133	265,668

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.321%, 05/15/48 (A)	210,000	191,746

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (A) (B)	$380,000	$355,945

Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.005%, 10/25/48 (A) (B)	332,878	328,678

Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A) (B)	69,855	66,760

WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	425,000	381,046

		3,676,086

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $41,226,736)		38,712,451

U.S. TREASURY OBLIGATIONS — 22.1%

U.S. Treasury Bonds
4.250%, 02/15/54	2,350,000	2,311,078
4.500%, 02/15/44	1,190,000	1,201,900
4.625%, 05/15/44 to 05/15/54	7,805,000	8,080,378
U.S. Treasury Notes
4.000%, 07/31/29	2,825,000	2,834,711
4.125%, 07/31/31	1,925,000	1,943,949
4.250%, 06/30/29	710,000	719,818
4.375%, 07/15/27 to 05/15/34	4,110,000	4,174,684
4.500%, 05/15/27	2,160,000	2,182,275
4.875%, 04/30/26 to 05/31/26	1,250,000	1,260,634
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,114,088)		24,709,427

ASSET-BACKED SECURITIES — 4.8%

AccessLex Institute, Ser 2007-A, Cl A3
5.898%, TSFR3M + 0.562%, 05/25/36 (A)	158,963	156,919
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (B)	100,000	100,029
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (B)	4,180	4,171
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/28	275,000	277,423

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
BMO Mortgage Trust, Ser 2024-C8, Cl A5
5.598%, 03/15/57 (A)	$170,000	$177,300
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl A
6.991%, TSFR1M + 1.691%, 08/15/39 (A) (B)	145,000	144,638
Chase Home Lending Mortgage Trust, Ser 2024-3, Cl A4
6.000%, 02/25/55 (A) (B)	398,850	399,827
Chase Home Lending Mortgage Trust, Ser 2024-7, Cl A4
6.000%, 06/25/55 (A) (B)	155,000	154,783
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/48 (B)	182,936	172,292
College Ave Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (B)	198,666	178,072
Dllad, Ser 2024-1A, Cl A3
5.300%, 07/20/29 (B)	315,000	320,720
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (B)	372,969	374,162
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (B)	130,000	130,344
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/36 (B) (E)	380,000	384,352
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (B)	38,481	36,999
HIN Timeshare Trust, Ser 2020-A, Cl A
1.390%, 10/09/39 (B)	299,864	275,975
JPMorgan Chase, Ser 2021-2, Cl B
0.889%, 12/26/28 (B)	28,537	28,289
JPMorgan Chase, Ser 2021-3, Cl B
0.760%, 02/26/29 (B)	30,622	30,025
LAD Auto Receivables Trust, Ser 2024-2A, Cl A3
5.610%, 08/15/28 (B)	180,000	181,367
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/42 (B)	3,695	3,689
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (B)	27,973	26,473
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/29 (B)	123,781	123,989
Octane Receivables Trust, Ser 2024-2A, Cl A2
5.800%, 07/20/32 (B)	120,000	120,707
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	38,372	36,765
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/32	98,690	91,994

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/27 (B)	$120,000	$121,231
Scholar Funding Trust, Ser 2011-A, Cl A
6.521%, SOFR90A + 1.162%, 10/28/43 (A) (B)	256,740	255,515
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
6.963%, TSFR3M + 1.662%, 04/15/31 (A) (B)	13,124	13,134
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/29 (B)	220,000	220,690
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (B)	264,589	242,133
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/53 (B)	346,669	317,226
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/31 (B)	13,770	13,766
South Carolina Student Loan, Ser 2015-A, Cl A
6.964%, TSFR1M + 1.614%, 01/25/36 (A)	231,940	232,078
TOTAL ASSET-BACKED SECURITIES
(Cost $5,418,524)		5,347,077

MUNICIPAL BOND — 0.4%

GEORGIA — 0.4%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
6.637%, 04/01/57	361,000	406,002
TOTAL MUNICIPAL BOND
(Cost $534,475)		406,002

LOAN PARTICIPATION — 0.0%

Sungard AS New Holdings III LLC, Initial Loan (2020), 1st Lien
8.500%, 07/01/24	4,361	2,965

TOTAL LOAN PARTICIPATION
(Cost $4,332)		2,965

TOTAL INVESTMENTS — 98.6%
(Cost $113,809,505)		$109,981,720

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2024 (Unaudited)

Open futures contracts held by the Fund at July 31, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Notes	38	Sep-2024	$7,756,415	$7,803,953	$47,538
U.S. 5-Year Treasury Notes	74	Sep-2024	7,881,172	7,983,906	102,734
U.S. 10-Year Treasury Notes	9	Sep-2024	982,686	1,006,313	23,627
			$16,620,273	$16,794,172	$173,899
Short Contracts
Ultra 10-Year U.S. Treasury Notes	(37)	Sep-2024	$(4,179,121)	$(4,276,391)	$(97,270)
			$12,441,152	$12,517,781	$76,629

Percentages are based on Net Assets of $111,558,478.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at July 31, 2024 was $16,899,290 and represents 15.1% of Net Assets.

(C)	Perpetual security with no stated maturity date.
(D)	Securities considered illiquid. The total value of such securities as of July 31, 2024 was $154 and represented 0.0% of Net Assets.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Cl — Class
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year Rate
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFR90A — Secured Overnight Financing Rate 90-day Average
SOFRRATE — Secured Overnight Financing Rate
TSFR1M — One Month Term Secured Overnight Financing Rate
TSFR3M — Three Month Term Secured Overnight Financing Rate

MIM-QH-001-0800